INCOME TAXES (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 17,913,000	$ 14,551,000
Valuation allowance		(38,000,000)
Net deferred tax asset